Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Reserve [Line Items]
Restructuring reserve	$ 64	$ 67	$ 65	$ 75
Restructuring actions for remaining liabilities, current	53
Restructuring charges	85	83	59
Employee severance
Restructuring Reserve [Line Items]
Net credits related to previously established liabilities			9
Employee severance | Productivity Initiatives and Legacy Programs
Restructuring Reserve [Line Items]
Restructuring charges	85	83	68
Lease termination charges | Productivity Initiatives and Legacy Programs
Restructuring Reserve [Line Items]
Restructuring charges	$ 5		$ 11